Other Financial Assets and Liabilities - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Assets	₩ 5,813	₩ 6,277
Liabilities	5,051	1,973
Financial instruments at fair value through profit and loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets	5,813	6,277
Other derivatives liabilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Liabilities	₩ 5,051	₩ 1,973